SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18.	SUBSEQUENT EVENTS

The Company has evaluated its operations subsequent to March 31, 2023 to the date these condensed consolidated financial statements were issued and determined there was subsequent events or transactions the required recognition or disclosure in these consolidated financial statements.

On May 25, 2023, the Company issued 3,150 shares of Series B Preferred Stock to Zia Choe, Interim Chief Financial Officer. These shares were fully vested upon grant.

On June 5, 2023, the Company executed a seventh tranche under Convertible Note 40 in the principal amount of $136,667, less original issue discount and fee of $39,167.

On June 22, 2023, 8,200,562 shares of series K preferred stock were cancelled in connection with terminated acquisition of Red Rock.